Tax Liabilities - Schedule of detailed information about tax liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Dislosure Of Tax Liabilities [Line Items]
ICMS (ordinary)		R$ 134,165	R$ 120,300
ICMS-ST provision	[1]	61,521	72,423
Taxes on invoicing – foreign abroad		364,291	145,992
Social Security Tax (INSS) - suspension of the enforceability			50,147
Withholding tax (IRRF)		131,368	48,593
Other taxes payable - foreign subsidiaries		48,365	1,180
Income tax		15,943	1,207
PIS and COFINS payable		11,857
INSS and service tax (ISS) payable		32,954	3,218
Others		94,357	399
Total		894,821	443,459
Current		785,367	320,890
Noncurrent		R$ 109,454	R$ 122,569

[1]	The Company's subsidiaries have discussions about the illegality of changes in state laws to charge ICMS-ST. Part of the amount recorded as tax payable but not yet paid is being discussed in court by the Company’s subsidiaries, and in some cases, the amounts are deposited in court, as mentioned in note 13.